15 Investment Properties (Details 1) R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about investment property [line items]
Historical cost	R$ 3,066
Accumulated depreciation	(15)
Residual value	3,051
Land [member]
Disclosure of detailed information about investment property [line items]
Historical cost	656
Accumulated depreciation
Residual value	656
Buildings [member]
Disclosure of detailed information about investment property [line items]
Historical cost	2,400
Accumulated depreciation	(15)
Residual value	2,385
Construction in progress [member]
Disclosure of detailed information about investment property [line items]
Historical cost	10
Accumulated depreciation
Residual value	R$ 10